Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Product Information [Line Items]
Cash	$ 4,620,038		$ 2,183,388			$ 35,957,215	$ 16,964,489
Deposits	102,789					800,000
Inventory write-down	45,979	$ 358,432
Allowances for credit loss						0	0
Employee benefit plan	177,936	$ 1,387,139	186,562	$ 1,457,779
Deposits	71,275					554,728	924,564
Maximum [Member]
Product Information [Line Items]
Deposits	102,790					800,000
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration of credit risk	$ 4,425,901		$ 2,064,138			$ 34,446,270	$ 16,037,938
HKD [Member]
Product Information [Line Items]
Foreign currency exchange rate translation	7.782883		7.7698			7.782883	7.7698
Foreign currency average translation rate	7.7957		7.8139			7.7957	7.8139